Cash Dividends paid to the Parent Company	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Cash Dividends paid to the Parent Company
41.	Cash Dividends paid to the Parent Company
Cash dividends paid to the Parent Company for the years ended December 31, 2025, 2024 and 2023 are as follows:

(In millions of won)
	2025		2024	2023
Cash dividends received from consolidated subsidiaries	₩	180,708	173,499	159,539
Cash dividends received from associates		18,339	7,583	8,806

	₩	199,047	181,082	168,345